UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

February 10, 2022
Date of Report

Lument Commercial Mortgage Trust (formerly known as Hunt Commercial Mortgage Trust)1
(Exact name of securitizer as specified in its charter)

025-03425	0001712870
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Michele Halickman, (212) 588-2150
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X]

1 Lument Commercial Mortgage Trust (formerly known as Hunt Commercial Mortgage Trust), as securitizer, is filing this Form ABS-15G in respect of asset backed securities sponsored by it and outstanding during the reporting period for the following entities, which includes, among other entities, Hunt CRE 2017-FL1, Ltd. and Hunt CRE 2018-FL2, Ltd.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), Lument Commercial Mortgage Trust (formerly known as Hunt Commercial Mortgage Trust) has indicated by check mark that there is no activity for the annual period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 10, 2022

LUMENT COMMERCIAL MORTGAGE TRUST (formerly known as Hunt Commercial Mortgage Trust)

By:	/s/ Michael Larsen
Name: Michael Larsen
Title: President